Audit and Other Services - Additional Information (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of audit fees and non audit fees [Line Items]
Non -audit fees - Audit fees per US Securities and Exchange Commission guidance	£ 400,000	£ 600,000	£ 100,000
Non- audit fees -Audit Related Fees" per US Securities and Exchange Commission guidance	700,000	400,000	600,000
Audit fees payable for statutory audit	11,400,000	9,300,000	8,300,000
Corporate and Other Borrowers
Disclosure of audit fees and non audit fees [Line Items]
Non- audit fees- All Other Fees" per US Securities and Exchange Commission guidance'	0	200,000	1,100,000
Audit fees payable for statutory audit	£ 24,000	£ 0	£ 150,000